Share-based compensation - DSUs granted (Details)		12 Months Ended
	Oct. 06, 2020 shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units released (in shares) | shares	(5,883)
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares		36,250	0
Number of units granted (in shares) | shares		15,833	36,250
Number of units released (in shares) | shares	(5,883)	(5,883)
Number of units forfeited (in shares) | shares		(2,058)
Number of units - end of period (in shares) | shares			36,250
Weighted average exercise price of units granted (in cad per share) | $ / shares			$ 16
Weighted average exercise price of units forfeited (in cad per share) | $ / shares		$ 38.87
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares		26.43
Weighted average exercise price of units released (in cad per share) | $ / shares		16.00
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares		45.54
Weighted average exercise price of units released (in cad per share) | $ / shares		$ 45.54